Reconciliations for Level 3 Foreign Pension Plan Assets (Detail) (Foreign plans, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of plan assets at beginning of year	¥ 543,164	¥ 422,500
Actual return on plan assets:
Foreign currency translation	51,891	62,896
Fair value of plan assets at end of year	656,952	543,164
Corporate bonds
Actual return on plan assets:
Fair value of plan assets at end of year	62,149	51,942
Government, agency and local bonds
Actual return on plan assets:
Fair value of plan assets at end of year	58,355	45,657
Real estate funds
Actual return on plan assets:
Fair value of plan assets at end of year	35,856	26,995
Private equity funds
Actual return on plan assets:
Fair value of plan assets at end of year	33,215	22,946
Hedge funds
Actual return on plan assets:
Fair value of plan assets at end of year	35,807	28,695
Commingled and other mutual funds
Actual return on plan assets:
Fair value of plan assets at end of year	201,379	187,631
Derivative instruments
Actual return on plan assets:
Fair value of plan assets at end of year	765	57
Level 3
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of plan assets at beginning of year	90,006	46,758
Actual return on plan assets:
Relating to assets still held at the reporting date	7,741	4,058
Relating to assets sold during the period	401	317
Purchases, sales and settlements, net	14,605	28,418
Transfers in and/or out of Level 3	(445)	390
Foreign currency translation	9,970	10,065
Fair value of plan assets at end of year	122,278	90,006
Level 3 | Corporate bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of plan assets at beginning of year	282
Actual return on plan assets:
Relating to assets still held at the reporting date	(12)	(2)
Relating to assets sold during the period	(3)	11
Purchases, sales and settlements, net	21	70
Transfers in and/or out of Level 3	(48)	171
Foreign currency translation	26	32
Fair value of plan assets at end of year	266	282
Level 3 | Government, agency and local bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of plan assets at beginning of year	373
Actual return on plan assets:
Relating to assets still held at the reporting date	2	7
Relating to assets sold during the period		7
Purchases, sales and settlements, net	45	95
Transfers in and/or out of Level 3	(397)	219
Foreign currency translation	26	45
Fair value of plan assets at end of year	49	373
Level 3 | Real estate funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of plan assets at beginning of year	26,995	15,190
Actual return on plan assets:
Relating to assets still held at the reporting date	2,403	1,010
Relating to assets sold during the period	2	(2)
Purchases, sales and settlements, net	3,499	7,935
Foreign currency translation	2,957	2,862
Fair value of plan assets at end of year	35,856	26,995
Level 3 | Private equity funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of plan assets at beginning of year	22,946	10,030
Actual return on plan assets:
Relating to assets still held at the reporting date	1,778	898
Relating to assets sold during the period	401	291
Purchases, sales and settlements, net	6,355	9,056
Foreign currency translation	1,735	2,671
Fair value of plan assets at end of year	33,215	22,946
Level 3 | Hedge funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of plan assets at beginning of year	28,695	19,726
Actual return on plan assets:
Relating to assets still held at the reporting date	3,217	1,537
Relating to assets sold during the period		3
Purchases, sales and settlements, net	1,075	3,869
Foreign currency translation	2,820	3,560
Fair value of plan assets at end of year	35,807	28,695
Level 3 | Commingled and other mutual funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of plan assets at beginning of year	10,788	1,840
Actual return on plan assets:
Relating to assets still held at the reporting date	353	606
Purchases, sales and settlements, net	3,539	7,438
Foreign currency translation	2,411	904
Fair value of plan assets at end of year	17,091	10,788
Level 3 | Derivative instruments
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of plan assets at beginning of year	(73)	(28)
Actual return on plan assets:
Relating to assets still held at the reporting date		2
Relating to assets sold during the period	1	7
Purchases, sales and settlements, net	71	(45)
Foreign currency translation	(5)	(9)
Fair value of plan assets at end of year	¥ (6)	¥ (73)